UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21968

Astral Investments Trust

(Exact name of registrant as specified in charter)

20550 Maxim Parkway

Orlando, FL 32833

(Address of principal executive offices)

(Zip code)

John Robert Jones, Jr.

Astral Investments

20550 Maxim Parkway

Orlando, FL 32833

 (Name and address of agent for service)

With copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinatti, Ohio 45202

Registrant's telephone number, including area code: (321) 436-6442

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

ASTRAL TM INVESTMENTS TRUST

ASTRAL™ U.S. Fund

ASTRAL™ Global Fund

December 31, 2008

THE ASTRAL™ INVESTMENTS TRUST dba Astral™ Mutual Funds

February 12, 2009

DEAR SHAREHOLDER:

“Excellent News!” Astral Mutual Funds were positive for 2008. Usually I would be disappointed with a 6.70% gain in our U.S. Fund and a 4.07% gain in our Global Fund, but since those returns place us so far ahead of the indexes I am elated.  Especially since inception, the Astral U.S. Fund is now 65.11% ahead of the S&P 500 and the Global fund is not far behind. According to Morningstar figures, any diversified equity mutual fund that lost a mere 27% in 2008 ranked in the top 5% in a group of 9,962 funds. With the YTD return of the Wilshire 5000 at -38.68 and MSCI World Index at -42.08 plus inception-to-date comparable returns of -36.26% and -38.18, respectfully, it is easy to see Astral Mutual Funds as “Top Drawer” as the British would say.

What we did right and how we are different

Last year in 2007, I described the stock market as a most unusual trip. Now that 2008 has closed, I am lost for words to describe this dreadful year. Though there is no guarantee that we’re even close to the bottom, I can’t help but feel like we’ve gotten past the darkest part of the day and the sun is finally rising for the stock market. I would discuss which sector was our favorite, but all sectors lost favor by the end of the year, therefore, no favorites survived.

Our funds are focus on the investing principles and zones known as “Theory of Financial Combustion”. After the first exit from the upper zone in January and February, our strategic view changed and so did our attitude of holding stocks with decreasing values. Our Funds moved toward excessive cash from excessive stocks until a defined zone was encountered creating a shift back to selective stocks. The market fall during the first half of the year, created losses for both Astral Funds of about half the indexes’ losses, but then upon the market rebounding the “Theory of Financial Combustion” moved our funds from pro-stock positions to cash situations. There is no apologizing for cash; it is a great place to be until a true opportunity appears. As the bear market continued to roar, fortunately our zone investing exited us from pro-stocks to anti-stocks around 3 times during the last 6 months of 2008 keeping us apart from the rest. The last gut-punch delivered by the Madoff scandal and plummeting oil prices proved too swift and vicious to elude some decline in our returns. But the positive returns for 2008 suddenly appeared most sufficient. Even with the benchmarks suffering as they did, more than 60% of all U.S. funds did worse than the S&P 500, which ended the year of 2008 with a 38.5% loss. Actually, both Astral Mutual Funds bested all funds for 2008 ranked by Lipper or Morningstar not only in the United States but the World.

The Market – 2008 in the rear-view mirror and the outlook ahead

The first half of 2008, I felt like I had been hit in the nose undeservingly, but the rest of the year taught me the “lesson of triples”. This lesson pushes you to realize most extremes are usually three times as good or bad as we expect. So despite the cuts in interest rates by the Federal Reserve and all other tricks possible, we saw the unemployment rate continue to rise, foreclosures explode, bankruptcies escalate, large corporations fold and others bailed-out, liquidity crisis devastate the banking world, P/E ratios plunge, sub-prime problems persist, and  the consumer suddenly hit a brick wall. Therefore a devastating downward spiral occurred, especially the last five months of 2008, finally creating a bottom in November. So as we breathe the fresh air of 2009, it has created more pain than relief. Although the Funds are 8% ahead of indexes, returns are difficult with the intense uncertainty present. From debt-enabled excessive growth to thrift-driven stagnant economic drags, the market will churn for an extended period, with occasional rallies occurring but not sustaining. We are prepared to realize our knowledge of direction is limited in this environment and protection of capital is most important. With the aid of our “Theory of Financial Combustion”, the Funds will extrapolate what returns exist while protecting against any equity deterioration.

We do not expect the market to snap back quickly. It will take time, but we believe that this is forming a base that will produce excellent returns for years to come. At Astral, another lesson of triples is being in the right zone at the right time with the right stock selections is crucial.

Thank you for being an investor with Astral.

Sincerely,

ASTRAL TM U.S. FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2008

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED DECEMBER 31, 2008

	One Year	Since Inception (1/3/2007)
Astral TM U.S. Fund (1)	6.70%	18.31%
DJ Wilshire 5000 Index (2)	(38.68)%	(20.18)%

(1) This chart assumes an initial investment of $10,000 made on 1/3/2007 (commencement of operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.

Performance figures represent past performance, which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on redemption of Fund shares.

For performance information current to the most recent month-end, please call (877) 420-8725.

(2) The Wilshire 5000 Index is also known as the Total Stock Market Index because it seeks to track nearly every publicly traded stock in the United States. At this time, the Index is comprised of close to 7,000 US-based companies and is the world's largest index in market value.

ASTRAL TM GLOBAL FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2008

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIOD ENDED DECEMBER 31, 2008

	One Year	Since Inception (1/3/2007)
Astral TM Global Fund (1)	4.07%	13.75%
MSCI World Index (2)	(42.08)%	(21.43)%

(1) This chart assumes an initial investment of $10,000 made on 1/3/2007 (commencement of operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.

Performance figures represent past performance, which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on redemption of Fund shares.

For performance information current to the most recent month-end, please call (877) 420-8725.

(2) The MSCI World Index is a free-float weighted equity index. It was developed with a base value of 100 as of December 31 1969. The Index includes developed world markets, and does not include emerging markets.

ASTRAL™ U.S. FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2008 (UNAUDITED)

The following chart gives a visual breakdown of the Astral™ U.S. Fund by the short term investments and other assets less liabilities represented as a percentage of the net assets.

ASTRAL™  GLOBAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2008 (UNAUDITED)

The following chart gives a visual breakdown of the Astral™ Global Fund by the short term investments and other assets less liabilities represented as a percentage of the net assets.

	Astral TM U.S. Fund
	Schedule of Investments
	December 31, 2008

Shares		Value

	SHORT TERM INVESTMENTS - 100.02%
94,733	Fidelity Money Market PT Cl Sel 2.61%* (Cost $94,733)	$ 94,733
	TOTAL SHORT TERM INVESTMENTS (Cost $94,733)	94,733

	OTHER ASSETS LESS LIABILITIES - (0.02)%	10

	NET ASSETS - 100.00%	$ 94,743

	* Variable rate security; the coupon rate shown represents the yield at December 31, 2008.
	The accompanying notes are an integral part of these financial statements.

	Astral TM Global Fund
	Schedule of Investments
	December 31, 2008

Shares		Value

	SHORT TERM INVESTMENTS - 100.00%
107,183	Fidelity Money Market PT Cl Sel 2.61%* (Cost $107,183)	$ 107,183
	TOTAL SHORT TERM INVESTMENTS (Cost $107,183)	107,183

	OTHER ASSETS LESS LIABILITIES - 0.00%	30

	NET ASSETS - 100.00%	$ 107,213

	* Variable rate security; the coupon rate shown represents the yield at December 31, 2008.
	The accompanying notes are an integral part of these financial statements.

Astral TM Investments Trust
Statements of Assets and Liabilities
December 31, 2008

	U.S. Fund	Global Fund
Assets:
Investments, at Value	$ 94,733	$ 107,183
(Cost $94,733 and $107,183 respectively)
Cash	-	31
Receivables:
Dividends and Interest	503	555
Total Assets	95,236	107,769
Liabilities:
Accrued Management Fees	174	196
Distribution Fees	319	360
Total Liabilities	493	556
Net Assets	$ 94,743	$ 107,213

Net Assets Consist of:
Paid In Capital	$ 120,604	$ 127,953
Accumulated Realized Loss on Investments	(25,861)	(20,740)
Unrealized Depreciation in Value of Investments	-	-
Net Assets, for the U.S. Fund and Global Fund,
11,260 and 13,483 shares respectively	$ 94,743	$ 107,213

Net Asset Value Per Share	$ 8.41	$ 7.95

The accompanying notes are an integral part of these financial statements.

Astral TM Investments Trust
Statements of Operations
December 31, 2008

	U.S. Fund	Global Fund
Investment Income:
Dividends - stocks (net of foreign taxes withheld of $154 and $155, respectively)	$ 1,087	$ 1,234
Dividends - money market funds	129	129
Total Investment Income	1,216	1,363

Expenses:
Advisory Fees (Note 3)	2,338	2,575
Distribution and/or Service 12b-1 Fees (Note 3)	1,002	1,104
Interest Expense	1,811	1,773
Total Expenses	5,151	5,452

Net Investment Loss	(3,935)	(4,089)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on:
Investments	(39,804)	(33,570)
Options	15,563	16,537

Realized Gain (Loss) on Investments and Options	(24,241)	(17,033)

Net Change in Unrealized Appreciation (Depreciation) on Investments	3,919	2,835

Realized and Unrealized (Loss) on Investments	(20,322)	(14,198)

Net Decrease in Net Assets from Operations	$ (24,257)	$ (18,287)

The accompanying notes are an integral part of these financial statements.

Astral TM Investments Trust
U.S. Fund
Statements of Changes in Net Assets

	Year Ended	Period Ended*
	12/31/2008	12/31/2007

Increase in Net Assets From Operations:
Net Investment Loss	$ (3,935)	$ (182)
Net Realized Gain (Loss) on Investments and Options	(24,241)	73,110
Unrealized Appreciation (Depreciation) on Investments	3,919	(3,919)
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,257)	69,009

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(30,520)	(44,209)
Total Distributions Paid to Shareholders	(30,520)	(44,209)

Capital Share Transactions (Note 5)	(224,355)	249,075

Total Increase (Decrease) in Net Assets	(279,132)	273,875

Net Assets:
Beginning of Period	373,875	100,000

End of Period (Including Undistributed Net Investment
Income of $0, and $0, respectively)	$ 94,743	$ 373,875

*For the period January 3, 2007 (commencement of investment operations) through December 31, 2007.
The accompanying notes are an integral part of these financial statements.

Astral TM Investments Trust
Global Fund
Statements of Changes in Net Assets

	Year Ended	Period Ended*
	12/31/2008	12/31/2007
Increase in Net Assets From Operations:
Net Investment Loss	$ (4,089)	$ (515)
Net Realized Gain (Loss) on Investments and Options	(17,033)	71,675
Unrealized Appreciation (Depreciation) on Investments	2,835	(2,836)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,287)	68,324

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(32,951)	(42,431)
Total Distributions Paid to Shareholders	(32,951)	(42,431)

Capital Share Transactions (Note 5)	(216,962)	349,520

Total Increase (Decrease) in Net Assets	(268,200)	375,413

Net Assets:
Beginning of Period	375,413	-

End of Period (Including Undistributed Net Investment
Income of $0, and $0, respectively)	$ 107,213	$ 375,413

*For the period January 3, 2007 (commencement of investment operations) through December 31, 2007.
The accompanying notes are an integral part of these financial statements.

Astral TM Investments Trust
U.S. Fund
Financial Highlights
Selected data for a share outstanding throughout the period

	Year Ended	Period Ended (a)
	12/31/2008	12/31/2007

Net Asset Value, at Beginning of Period	$ 11.63	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.41)	(0.01)
Net Gain on Securities (Realized and Unrealized)	1.19	3.20
Total from Investment Operations	0.78	3.19

Distributions:
Net Investment Income	-	0.00
Realized Gains	(4.00)	(1.56)
Total from Distributions	(4.00)	(1.56)

Net Asset Value, at End of Period	$ 8.41	$ 11.63

Total Return **	6.70%	31.81%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 95	$ 374
Ratio of Expenses to Average Net Assets
Excluding Interest Expense	2.95%	2.95%
Including Interest Expense	4.55%	-

Ratio of Net Investment Loss to Average Net Assets	(3.48)%	(0.12)%
Portfolio Turnover	271.44%	241.38%

(a) For the period January 3, 2007 (commencement of investment operations) through December 31, 2007.
* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Total Return in the above table represents the return that the investor would have earned or lost over the period indicated on an investment assuming reinvestment of dividends, and is not annualized for periods less than one year.
*** Annualized
The accompanying notes are an integral part of these financial statements.

Astral TM Investments Trust
Global Fund
Financial Highlights
Selected data for a share outstanding throughout the period

	Year Ended	Period Ended (a)
	12/31/2008	12/31/2007

Net Asset Value, at Beginning of Period	$ 11.03	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.36)	(0.02)
Net Gain on Securities (Realized and Unrealized)	0.81	2.45
Total from Investment Operations	0.45	2.43

Distributions:
Net Investment Income	-	0.00
Realized Gains	(3.53)	(1.40)
Total from Distributions	-	(1.40)

Net Asset Value, at End of Period	$ 7.95	$ 11.03

Total Return **	4.07%	24.24%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 107	$ 375
Ratio of Expenses to Average Net Assets
Excluding Interest Expense	2.95%	2.95%
Including Interest Expense	4.37%	-

Ratio of Net Investment Loss to Average Net Assets	(3.28)%	(0.24)%
Portfolio Turnover	481.50%	336.57%

(a) For the period January 3, 2007 (commencement of investment operations) through December 31, 2007.
* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Total Return in the above table represents the return that the investor would have earned or lost over the period indicated on an investment assuming reinvestment of dividends, and is not annualized for periods less than one year.
*** Annualized
The accompanying notes are an integral part of these financial statements.

ASTRAL TM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008

Note 1. Organization

The Astral TM U.S. Fund, and the Astral TM Global Fund, (each a “Fund” and collectively, the “Funds”), are a diversified series of the Astral TM Investments Trust (the “Trust”), an open-end regulated investment company that was organized as an Ohio business trust on October 1, 2006.  The Funds commenced operations on January 3, 2007.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series.

The Funds’ investment Advisor is Crown Jewel Concepts, LLC (the “Advisor”). The investment objective of each Fund is to provide long-term capital appreciation.  The Advisor employs a systematic process to identify companies it believes are moving from ordinary to extra-ordinary.  In other words, from average returns to above average returns.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Funds in preparing their financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or if an event occurs after the close of trading on the domestic or foreign exchange on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of the maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on January 1, 2007. FASB Interpretation No. 48 requires that tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and

ASTRAL TM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS(CONTINUED)

DECEMBER 31, 2008

Note 2. Summary of Significant Accounting Policies (Continued)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's assets carried at fair value:

Astral TM U.S. Fund                                         Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                        $94,733                           $          -

Level 2 – Other Significant Observable Inputs                 -                                      -

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                      $94,733                           $          -

Astral TM Global Fund                                     Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                        $107,183                         $          -

Level 2 – Other Significant Observable Inputs                 -                                      -

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                      $107,183                         $          -

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Option Writing   When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales- Either Fund may sell a security it does not own in anticipation of a decline in fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of a short sale.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines; realization of the collateral by the Funds may be delayed or limited.

Financial Futures Contracts- The Funds invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Funds are required to

ASTRAL TM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS(CONTINUED)

DECEMBER 31, 2008

pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Income Taxes- The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is each Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

Note 2. Summary of Significant Accounting Policies (Continued)

The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on January 1, 2007. FASB Interpretation No. 48 requires that tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.

Distributions to Shareholders- The Funds intend to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Reclassifications: In accordance with SOP 93-2, the Funds have each recorded a reclassification in their capital accounts.  As of December 31, 2008, a permanent book/tax difference of $3,935 and $4,089 was reclassified from net investment loss to paid-in-capital, for the Astral TM U.S. Fund and Astral TM Global Fund, respectively.  This reclassification has no impact on the net asset value of each Fund and is designed generally to present undistributed income and net realized gains/(losses) on a tax basis, which is considered to be more informative to shareholders.

Note 3. Fees and other transactions with affiliates

The Board has approved a management agreement (the “Management Agreement”) with the Advisor to furnish investment advisory and management services to the Funds. The Funds’ advisory fee is comprised of an annual base rate of 1.95% of average daily net assets ("Pivot Fee"), subject to a performance adjustment, in accordance with a rate schedule. The performance adjustment either increases or decreases the advisory fee, depending on how well the Fund has performed relative to the performance of a specific broad-based, unmanaged index over a performance period. The U.S. Fund’s index is the Dow Jones Wilshire 5000 (full cap) Index (the “U.S. Index”).The Global Fund’s index is the MSCI World Index (the “Global Index”). The performance period is the most recent 12-month period (rolling 12 month period). The Pivot Fee is accrued daily at the annual rate of 1.95% of the average daily net assets of the Funds during each month, and is payable as of the first business day of the succeeding month.

The advisory fee for either Fund will be the Pivot Fee (i.e., there will be no performance adjustment) if the Fund’s performance is within positive or negative 2.00% (two percentage points) of the investment record of the relevant index over the performance period. If the difference between a Fund’s performance and the investment record of the applicable index exceeds two percentage points, the fee will be adjusted either up or down based upon a performance adjustment rate that varies at a rate of 0.01% for each increment of 0.05% of differential performance over two percentage points. The maximum annualized performance adjustment rate is plus or minus 1.50% (which would result

ASTRAL TM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS(CONTINUED)

DECEMBER 31, 2008

from a performance differential of 14 percentage points or more between the Fund’s performance and the investment record of the relevant index). The rate calculated is applicable to the last month of the performance period and it is subject to recalculation for the following month. Each Fund’s performance adjustment is calculated each day of the last month of the performance period by multiplying the applicable performance adjustment rate by the Fund’s average daily net assets over the performance period and dividing the result by the number of days in the year.

Because the performance adjustment is calculated based on the average daily net assets over a 12-month period, the amount of the performance adjustment may be more or less than if the performance adjustment rate were applied to the average daily net assets over the last month of the period.

The Pivot Fee is calculated over the last month of the period, and thus the 1.95% rate for the pivot fee is applied against a different net asset value than that against which the performance adjustment rate is applied. As a result, in periods of declining Fund net assets and negative performance relative to the relevant index, it is possible that the Advisor might owe the Funds money. In addition, because the performance adjustment rate is based on performance over a 12 month period, it is possible that the performance adjustment may be positive even though the more recent Funds performance is negative relative to the relevant index. Also, because the determination of the performance adjustment rate is based on a Fund performance relative to the relevant index, it is possible that the Advisor will receive a positive performance adjustment even if a Fund has negative performance (it loses money) over the 12-month performance period.

For purposes of comparing the Fund’s performance to the investment record of the Index, the Fund’s performance already reflects any performance adjustments made during the performance period. Thus, when a Fund outperforms the Index, shareholders will receive a total return that represents the full amount of the outperformance. Further, the total return to shareholders will be significant relative to the performance adjustment because the performance adjustment rate will be a small percentage of the overperformance (expressed in percentage points). For example, assuming you hold your investment in a Fund through an entire performance period and the Fund’s performance during the period exceeds the investment record of the relevant index by 14 percentage points or more, your total return over the period (after performance adjustment) will be at least 14 percentage points better than the investment record of the relevant index, and the performance adjustment rate will be no more than 1.50%.

During the first full 12 calendar months immediately following the effective date of the Trust's registration statement ("Initial Period"), the Advisor received only the Pivot Fee. The Advisor was entitled to receive a Performance Fee only after completion of the Initial Period. The purpose of suspending payment of the Performance Fee during the Initial Period was to establish a performance record for the Funds on which the Performance Fee is later calculated. For the year ended December 31, 2008, the Advisor earned a fee of $2,238 and $2,575 from the Astral TM U.S.

Note 3. Fees and other transactions with affiliates (Continued)

Fund, and the Astral TM Global Fund, respectively. As of December 31, 2008 the Funds owed the Advisor $174 and $196 from the Astral TM U.S. Fund, and the Astral TM Global Fund, respectively.

The  Funds have  adopted  a plan  pursuant  to Rule  12b-1 under  the  Investment Company Act of 1940, as amended, for each class of shares  authorized  (the "Distribution  Plan").  Under the Funds’ Distribution Plan, each Fund will pay the Funds’ distributor, Astral Financial Group, LLC (the “Distributor”), an annual distribution fee not to exceed 0.75% of the average daily net assets of the Fund and service fees for personal and/or account services not to exceed 0.25% of the average daily net assets of the Fund.  Total fees incurred under the Distribution Plan for the year ended December 31, 2008, were $1,002 and $1,104 from the Astral TM U.S. Fund, and the Astral TM Global Fund, respectively.  At December 31, 2008, the Distributor was owed $319 and $360 by the Astral U.S. Fund and Astral Global Fund, respectively.

Note 4. Related Party Transactions

John R. Jones is the control person of the Advisor. Mr. Jones also serves as a Trustee and officer of the Trust and receives benefits from the Advisor resulting from management fees paid to the Advisor by the Funds.  Mr. Jones is also the control person of the Distributor.  He receives benefits from the Distributor resulting from 12b-1 fees paid to the Distributor by the Funds.

ASTRAL TM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS(CONTINUED)

DECEMBER 31, 2008

Note 5. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares of separate series with no par value.  The total paid-in capital as of December 31, 2008 was as follows:

Astral TM U.S. Fund	$120,574
Astral TM Global Fund	$127,923

Transactions in capital stock were as follows:

	Year Ended 12/31/2008		Year Ended 12/31/2008
	Astral TM U.S. Fund		Astral TM Global Fund
	Shares	Amount	Shares	Amount
Shares sold	7,631	$80,000	3,024	$30,000
Shares issued in reinvestment of dividends	3,629	30,520	4,145	32,951
Shares redeemed	(32,138)	(334,875)	(27,714)	(279,913)
Net increase (decrease)	(20,878)	$(224,355)	(20,545)	$(216,962)

	Period Ended 12/31/2007		Period Ended 12/31/2007
	Astral TM U.S. Fund		Astral TM Global Fund
	Shares	Amount	Shares	Amount
Shares sold	19,759	$204,866	30,209	$307,089
Shares issued in reinvestment of dividends	3,783	44,209	3,819	42,431
Shares redeemed	0	0	0	0
Net increase	23,542	$249,075	34,028	$349,520

Note 6. Investment Transactions

For the year ended December 31, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments are as follows:

	Purchases	Sales
Astral TM U.S. Fund	$137,945	$418,366
Astral TM Global Fund	$137,945	$411,605

Note 7. Options

Transactions in written put options during the year ended December 31, 2008 for Astral TM U.S. Fund were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at December 31, 2007	-	$ -
Options purchased	10	24,455
Options exercised	-	-
Options expired	(10)	(24,455)
Options terminated in closing sell transaction	-	-
Options outstanding at December 31, 2008	-	$ -

ASTRAL TM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS(CONTINUED)

DECEMBER 31, 2008

Note 7. Options (Continued)

Transactions in call options purchased during the year ended December 31, 2008 for the Astral TM U.S. Fund were as follows:

Number of	Premiums
Contracts	Paid
Options outstanding at December 31, 2007	-	$ -
Options purchased	160	54,645
Options exercised	-	-
Options expired	(10)	(15,545)
Options terminated in closing purchase transaction	(150)	(39,100)
Options outstanding at December 31, 2008	-	$ -

Transactions in written put options during the year ended December 31, 2008 for the Astral TM Global Fund were as follows:

Number of	Premiums
Contracts	Paid
Options outstanding at December 31, 2007	-	$ -
Options purchased	10	24,455
Options exercised	-	-
Options expired	(10)	(24,455)
Options terminated in closing sell transaction	-	-
Options outstanding at December 31, 2008	-	$ -

Transactions in call options purchased during the year ended December 31, 2008 for the Astral TM Global Fund were as follows:

Number of	Premiums
Contracts	Paid
Options outstanding at December 31, 2007	-	$ -
Options purchased	160	54,525
Options exercised	-	-
Options expired	(10)	(15,545)
Options terminated in closing purchase transaction	(150)	(38,980)
Options outstanding at December 31, 2008	-	$ -

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2008 was as follows:

Astral TM U.S. Fund	$94,733
Astral TM Global Fund	$107,183

At December 31, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

	Appreciation	Depreciation	Net Appreciation(Depreciation)
Astral TM U.S. Fund	$0	$0	$0
Astral TM Global Fund	$0	$0	$0

ASTRAL TM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS(CONTINUED)

DECEMBER 31, 2008

As of December 31, 2008 the components of distributable earnings on a tax basis were as follows:

	Accumulated Realized Losses	Unrealized Depreciation
Astral TM U.S. Fund	$25,861	$0
Astral TM Global Fund	$20,740	$0

The capital loss carryforwards will expire in 2016 and may be utilized to offset future gains.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2008, the Advisor owned 63% and 67% of Astral TM U.S. Fund and the Astral TM Global Fund, respectively.  St. Augustine Shores Golf, LLC, a related entity, owned 37% and 32% of the Astral TM U.S. Fund and the Astral TM Global Fund, respectively, and may be deemed to control the Funds.

Note 10. New Accounting Policies

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

  of Astral Investments Trust

We have audited the accompanying statements of assets and liabilities of Astral U.S.  Fund and the Astral Global Fund (the “Funds”), both a series of the Astral Investments Trust, including the schedules of investments as of December 31, 2008 and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period January 3, 2007 (commencement of operations) through December 31, 2007.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Funds as of December 31, 2008, the results of their operations, changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

February 26, 2009

Astral TM Investments Trust
Expense Illustration
December 31, 2008 (Unaudited)

Expense Example

As a shareholder of the Astral TM Investments Trust, you incur ongoing costs including management fees, distribution and/or service (12b-1) fees and interest expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2008 through December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Astral TM U.S. Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2008	December 31, 2008	July 1, 2008 to December 31, 2008

Actual	$1,000.00	$1,067.01	$23.64
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,002.26	$22.90

* Expenses are equal to the Fund's annualized expense ratio of 4.55%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Astral TM Global Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2008	December 31, 2008	July 1, 2008 to December 31, 2008

Actual	$1,000.00	$1,040.68	$22.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,003.17	$22.00

* Expenses are equal to the Fund's annualized expense ratio of 4.37%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

ASTRAL TM INVESTMENTS TRUST

ADDITIONAL INFORMATION

DECEMBER 31, 2008 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust and appoints the officers.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of December 31, 2008, the Funds are the only series in the “Fund Complex.”

“Non-Interested” Trustees

Name, Address and Age	Position Held	Year First Elected a Trustee and/or Officer of the Fund[2]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Steve R. Adams[1] Age: 56	Trustee	2006	Owner/ President, W.G.A. Ambulance (1975-Present) (ambulance); President/ CEO, Southeastrans, Inc. (2000- Present) (managed care transportation broker for the state); Managing Partner, House of Fitness, LLC (2003-Present) (gym)	2	None
Walter D. Duke 107 Executive Dr. Carrollton, GA 30117 Age: 65	Trustee	2006	Self-Employed Tax Consultant (1972-Present)	2	First Georgia Banking Co. (Board Member)
William R. Haley, Jr.* 10865 Dogwood Dr. Citronelle, AL 36522 Age: 70	Trustee and Chairman	2006	Retired; Executive Vice President, First Community Bank (1996-2003)	2	None
E. Ricky Newbern[1] Age: 42	Trustee	2006	Commercial Real Estate Developer, BB&R Development Co. (2000-Present)	2	First Georgia Banking Co. (Board Member)
W. Thompson Lewis c/o Warren Sewell 126 Hamilton Ave. Bremen, GA 30110 Age: 60	Trustee	2006	President, Warren Sewell Clothing Co. (2004-Present) (men’s apparel wholesaler); Vice President of Sales, Bowdon Mfg. Co. (1973-2004) (men’s apparel wholesaler)	2	None
Roger M. Rossomondo, M.D.[1] Age: 65	Trustee	2006	Ophthalmologist / Partner, Carrollton Eye Clinic (1976-Present)	2	None
J. Dennis Sanders[1] Age: 53	Trustee	2006	Chief Operations Officer, Judicial Correction Services, Inc. (2000-Present) (court services)	2	None
William C. Schaniel[1] Age: 56	Trustee	2006	Professor of Economics, University of West Georgia (1995-Present); Director of International Programs, University of West Georgia (2000-Present)	2	Peach State Credit Union (Board Member; Chair of Investment Committee)

ASTRAL TM INVESTMENTS TRUST

ADDITIONAL INFORMATION

DECEMBER 31, 2008 (UNAUDITED)

“Interested” Trustees and Officers

Name, Address and Age	Position Held	Year First Elected a Trustee and/or Officer of the Fund[2]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Robert Jones1,* Age: 48	Trustee, President, Treasurer, and Chief Compliance Officer	2006	President, Crown Jewel Concepts, LLC (2006-Present) (the Fund’s investment Advisor); Co-Manager, Dynamic Equity Partners, LLC (2003-2006) (investment advisory firm that managed a hedge fund); President, First Georgia Banking Co. (2003-2005); President, Regions Bank (Carroll County) (1998-2003)	2	None
Dalenie W. Jones1,* Age: 42	Secretary	2007	Administrative assistant with the Advisor since February 2006; student at Kennesaw State prior to joining the Advisor	N/A	N/A

1 Unless otherwise specified, the address of each Trustee and officer is c/o Crown Jewel Concepts, LLC, 20550 Maxim Parkway, Orlando, Florida 32833.

2 Trustees and Officers of the Trust serve until their resignation, removal or retirement.

3 This includes all directorships (other than those in the Fund Complex) that are held by each Trustee as a director of a public company or a registered investment company.

* John Robert Jones is deemed an “interested person” of the Trust by virtue of his position as President of the Fund’s Advisor.  William R. Haley and John Robert Jones are first cousins.  John Robert Jones and Dalenie W. Jones are spouses.

The Trust’s audit committee consists of Walter D. Duke, William R. Haley and William C. Schaniel.  The audit committee is responsible for (i) overseeing the accounting and financial reporting policies and practices of the Funds, their internal controls and, as appropriate, the internal controls of certain service providers; (ii) overseeing the quality and objectivity of each Fund’s financial statements and the independent audit of the financial statements; and (iii) acting as a liaison between the Funds’ independent auditors and the full Board of Trustees.  None of the audit committee members are “Interested” as defined in the Investment Company Act of 1940, as amended.  The audit committee met twice during the year.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free (877) 420-8725 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent period ended June 30, are available without charge upon request (1) by calling the Funds at (877) 420-8725 and (2) from the Funds documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

ASTRAL TM INVESTMENTS TRUST

ADDITIONAL INFORMATION

DECEMBER 31, 2008 (UNAUDITED)

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on March 30 and September 30. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-733-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (877) 420-8725.

ADVISORY AGREEMENT RENEWAL

At the December 22, 2008 Board of Trustees meeting the Trustees reviewed the current Management Agreements between the Trust and the Advisor, copies of which had previously been supplied to the Trustees for their review.  As to the nature, extent, and quality of the services provided by the Advisor, the Board considered the Advisor’s investment philosophy and strategies. In addition, the Trustees reviewed the Advisor’s Form ADV, which described the operations and policies of the Advisor. The Trustees also reviewed a report prepared by the Advisor for the Trustees with information relevant to their deliberations (the “Report”). The Report included information regarding, among other things, the personnel of the Advisor, and the front and back office service provided to the Funds, and the Advisor’s compliance activities. The Advisor certified to the Board that it had complied with the Trust’s Code of Ethics. The Board also reviewed the business expenses of the Advisor.  The Advisor noted that there had been no SEC inspections or litigation and no changes in personnel. The Board discussed the compliance activities of the Advisor. Based on the information in the Report and their discussions with the Advisor, the Trustees concluded that the Advisor has provided high quality advisory services to the Funds, and that the nature and extent of services provided by the Advisor were reasonable and consistent with the Board’s expectations.

As to the Funds’ performance, the Trustees reviewed information in the Report regarding the Funds’ year-to-date and one-year returns through September 30, 2008 compared to a large peer group of mutual funds. The Advisor also presented performance information for each Fund compared to the Funds respective benchmark indices and a smaller peer group of funds with similar investment strategies assembled by the Advisor. The Board noted that the Funds had performed very well compared to the respective peer groups and relative to the respective benchmarks. After further discussion, it was the consensus of the Trustees that they were satisfied with the Funds’ performance.

As to comparative fees and expenses, the Trustees reviewed information in the Report comparing the expense ratios of the Funds to those of relevant peer groups.  The Advisor informed the Board that the Astral U.S. Fund and the Astral Global Fund each had expense ratios of approximately 2.95% which includes the 12b-1 fee of 1.00% added to the unitary base fee of 1.95%. The Trustees then considered the 1.95% management fees to be paid to the Advisor and compared those fees to management fees paid by funds in relevant peer groups. The Board considered that there was no “advisory component” to the base fee, but rather under the Management Agreement, the Advisor was responsible for providing investment advisory services as well as paying nearly all of the operating expenses of the Funds. In considering that the Advisor could be paid a performance fee as opposed to the typical advisory fee, the Trustees agreed that as with hedge fund products, providing a strong incentive to the Adviser could result in exceptional returns to the Funds.

The Trustees discussed at length the operation of the performance fee and the impact on fees and expenses based on various performance results. The Trustees considered the “base fee” to be paid to the Advisor when the performance of the Funds was equal to an appropriate index of securities prices.  Because the Advisor pays all of the Funds’ expenses, the Trustees compared the Funds’ base fee with the total expense ratios of the funds in the peer group as well as against the Fund’s respective benchmarks. The information showed that each Fund’s contractual base fee of 1.95% was within the range for its peer group once all operating expenses were taken into account and thus 1.95% was a fair starting point for the Funds.

The Board then addressed the fee adjustments to be made to the Funds’ base fee based on performance noting that each Funds advisory fee is comprised of an annual base rate of 1.95%, subject to a performance adjustment, and in accordance with a rate schedule.

The Trustees agreed that the method by which the performance fee was calculated under the Management Agreements ensured that any significant fees adjustments were attributable to the Advisor’s skill, or lack thereof, rather than to random fluctuations. The Board noted that the maximum performance adjustment under the Management Agreements was only  made for performance differences that could reasonably be considered meaningful and significant taking into account each Fund’s size, volatility, diversification and variability of performance differences. After consideration, the Board was satisfied that the relationship of the fee adjustments to the base fee was not disproportionately large and that the Funds’ management fees were acceptable in light of

ASTRAL TM INVESTMENTS TRUST

ADDITIONAL INFORMATION

DECEMBER 31, 2008 (UNAUDITED)

the quality of services the Funds expected to receive from the Advisor and the level of fees paid by funds in the peer groups. They agreed that a period of 12 months at the base fee continued to be appropriate. The Board further agreed the Funds’ expenses compared favorably to the peer group and the management fee was fair and reasonable particularly considering the small size of the Funds and the complexity of the Funds’ strategy.

As to profits realized by the Advisor, the Board reviewed information regarding the Advisor’s expenses versus revenue. After discussion regarding the Advisor’s financial wherewithal, the Board concluded that the Advisor has adequate resources to fulfill its responsibilities under the Agreements. The Board then discussed additional benefits received by the Advisor from the Fund, and agreed that the proposed underwriting arrangements and Rule 12b-1 Plan will benefit the Advisor’s affiliate, and the Advisor will no longer bear the cost of marketing the Funds. They concluded that the Advisor was not excessively profitable, and that a discussion of economies of scale was not relevant at this time due to the small size of the Funds. It was the consensus of the Board that the issue be considered again as the Funds grows.  As a result of their deliberations the Trustees determined that the overall arrangements provided under the terms of the Agreements were reasonable and that the approval of the Agreements was in the best interest of the Trust and the Funds’ shareholders and unanimously voted to approve the Management Agreements.

Board of Trustees

Steve R. Adams

Walter D. Duke

William R. Haley Jr.

E. Ricky Newbern

W. Thompson Lewis

Roger M. Rossomondo

J. Dennis Sanders

William C. Schaniel

John R. Jones

Investment Advisor

Crown Jewel Concepts, LLC

20550 Maxim Parkway

Orlando, FL 32833

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Astral TM Investments Trust. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2008

$ 16,000

(b)

Audit-Related Fees

Registrant

Adviser

FY 2008

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2008

$ 2,000

$ 0

Nature of the fees:

Preparation of tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2008

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2008

$ 2,000

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Principal executive and financial officers have concluded that Registrant’s disclosure controls and procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Astral Investments Trust

By /s/ John Robert Jones, Jr.

   *John Robert Jones, Jr.

     President and Treasurer

Date: March 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ John Robert Jones, Jr.

   *John Robert Jones, Jr.

     President and Treasurer

Date March 5, 2009